Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Financing Income (Expenses), Net [Abstract]
Schedule of Financing Income (Expenses), Net
	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$-	$46	$2,191
Deposit interest	13	2	178
Exchange rates	-	-	21
	$13	$48	$2,390
Finance Expenses:
Issuance costs	-	(306)	(439)
Exchange rates	(47)	(45)	-
Bank fees	(6)	(5)	(9)
	$(53)	$(356)	$(448)

Total financing income (expense), net	$(40)	$(308)	$1,942